Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments		¥ 29,209,388		¥ 1,946,931
China, Yuan Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	$ 4,428,120	4,428,120	$ 772,435	772,435
United States of America, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	3,793,451	24,781,268	167,732	1,168,754
Hong Kong, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	$ 0	¥ 0	$ 6,418	¥ 5,742